Biological assets - Non-Current and Current Biological Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about biological assets [line items]
Non-current portion of biological assets	$ 40,488	$ 43,418
Current biological assets	274,256	250,527
Biological assets	314,744	293,945	$ 228,037
Cattle for dairy production
Disclosure of detailed information about biological assets [line items]
Biological assets	39,810	42,449
Cattle for dairy production | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current portion of biological assets	39,810	42,449
Breeding cattle
Disclosure of detailed information about biological assets [line items]
Biological assets	14,596	12,040
Breeding cattle | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current portion of biological assets	271	607
Current biological assets	14,325	11,433
Other cattle
Disclosure of detailed information about biological assets [line items]
Biological assets	1,344	777
Other cattle | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	937	415
Other cattle | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current portion of biological assets	407	362
Sown land – crops
Disclosure of detailed information about biological assets [line items]
Biological assets	51,384	69,339
Sown land – crops | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	51,384	69,339
Sown land – rice
Disclosure of detailed information about biological assets [line items]
Biological assets	80,263	99,720
Sown land – rice | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	80,263	99,720
Sown land – sugarcane
Disclosure of detailed information about biological assets [line items]
Biological assets	127,347	69,620
Sown land – sugarcane | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	127,347	69,620
Crops planted in sugarcane farms | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	$ 7,837	$ 6,254